CONDENSED CONSOLIDATED STATEMENTS OF LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues	$ 56,159	$ 41,211	$ 108,569	$ 75,343
Cost of revenues	(35,303)	(27,105)	(69,838)	(48,144)
Gross Profit	20,856	14,106	38,731	27,199
Research and development expenses	(4,970)	(5,098)	(10,106)	(10,692)
Selling, general and administrative expenses	(17,536)	(15,121)	(33,967)	(29,946)
Depreciation and amortization in respect of technology and capitalized development costs	(1,674)	(1,066)	(2,814)	(2,111)
Other expenses	(0)	(866)	(0)	(866)
Share of loss of equity method investees	(383)	(570)	(741)	(1,071)
Operating loss	(3,707)	(8,615)	(8,897)	(17,487)
Finance expenses	(40)	(1,499)	(118)	(2,357)
Loss before taxes on income	(3,747)	(10,114)	(9,015)	(19,844)
Income tax expense	(226)	(235)	(485)	(285)
Loss for the period	$ (3,973)	$ (10,349)	$ (9,500)	$ (20,129)
Loss per share of the Company:
Basic loss per share	$ (0.12)	$ (0.316)	$ (0.288)	$ (0.614)
Diluted loss per share	$ (0.12)	$ (0.316)	$ (0.288)	$ (0.614)